RIGHT-OF-USE- ASSET AND LEASE LIABILITY	3 Months Ended
Feb. 28, 2022
RIGHT-OF-USE- ASSET AND LEASE LIABILITY

13.  RIGHT-OF-USE- ASSET AND LEASE LIABILITY

Right-of-Use Asset

Office Space
$
Cost:
At November 30, 2020	-
Additions - acquisition of IndieFlix (Note 3)	144,702
At November 30, 2021 and February 28, 2022	144,702

Amortization:
At November 30, 2020	-
Additions	10,718
At November 30, 2021	10,718
Additions	16,078
At February 28, 2022	26,796

Net book value:
At November 30, 2022	133,984
At February 28, 2022	117,906

Amortization of right-of-use assets is calculated using the straight-line method over the remaining lease term.

Lease Liability

	February 28, 2022	November 30, 2021
	$	$
Balance, beginning of period	135,175	-
Additions (Note 3)	-	144,702
Lease payments	(16,065)	(10,298)
Interest expense	1,059	771
	120,169	135,175
Less: current portion	(63,171)	(61,703)
Balance, end of period	56,998	73,472

The lease liability was discounted at a discount rate of 3.25%.

The minimum lease payments in respect of the lease liability and the effect of discounting are as follows:

$
Undiscounted minimum lease payments:
March 1, 2021 – November 30, 2022	49,122
December 1, 2022 – November 30, 2023	69,093
December 1, 2023 – November 30, 2024	5,785
Total	124,000
Effect of discounting	(3,831)
Total present value of lease liabilities	120,169
Less: current portion	(63,171)
Balance, end of period	56,998